Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock Issued [Member]	Treasury Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive loss [Member]
Balance at Dec. 31, 2014	$ 18,145	$ 6	$ (51)	$ 246,513	$ (246,513)	$ 20
Balance (in shares) at Dec. 31, 2014		608,775	(110)	64,683
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	349			$ 349
Compensation expense for issuance of restricted stock	308			308
Compensation expense for issuance of restricted stock (in shares)		35,991
Sale of common stock, net of expenses	8,479	$ 8		8,471
Sale of common stock, net of expenses (in shares)		738,125
Warrants exercised	176			176
Warrants Exercised (in shares)		13,457
Fair value of warrants issued classified as liability	(4,247)			(4,247)
Fair value of warrants exercised	123			123
Net loss	(14,704)				(14,704)
Total comprehensive loss	(28)					(28)
Balance at Dec. 31, 2015	8,601	$ 14	$ (51)	269,863	(261,217)	(8)
Balance (in shares) at Dec. 31, 2015		1,396,348	(110)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	161			161
Compensation expense for issuance of restricted stock	266			266
Compensation expense for issuance of restricted stock (in shares)		2,180
Sale of common stock, net of expenses	1,011	$ 4		1,007
Sale of common stock, net of expenses (in shares)		428,067
Issuance of common stock for payments made in shares on convertible note payable	649	$ 18		631
Issuance of common stock for payments made in shares on convertible note payable (in shares)		1,805,299
Fair value of Beneficial conversion feature of convertible note	4,435			4,435
Warrants exercised	1,372	$ 5		1,367
Warrants Exercised (in shares)		499,633
Fair value of warrants issued classified as liability	(707)			(707)
Fair value of warrants exercised	726			726
Net loss	(17,971)				(17,971)
Total comprehensive loss	(33)					(33)
Balance (Scenario, Previously Reported [Member]) at Dec. 31, 2016		$ 41		277,749
Balance at Dec. 31, 2016	(1,490)		$ (51)	277,790	(279,188)	(41)
Balance (in shares) (Scenario, Previously Reported [Member]) at Dec. 31, 2016		4,131,527	(110)
Balance (in shares) at Dec. 31, 2016		11,805	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense for issuance of stock options	48			48
Compensation expense for issuance of restricted stock	84			84
Compensation expense for issuance of restricted stock (in shares)		261
Issuance of common stock for payments made in shares on convertible note payable	25,866	$ 14		25,852
Issuance of common stock for payments made in shares on convertible note payable (in shares)		1,413,790
Series B preferred stock dividend	(526)				(526)
Warrants exercised	15			15
Warrants Exercised (in shares)		297
Fair value of warrants exercised	19			19
Net loss	(25,873)				(25,873)
Total comprehensive loss	7					7
Balance at Sep. 30, 2017	$ (1,850)	$ 14	$ (51)	$ 303,808	$ (305,587)	$ (34)
Balance (in shares) at Sep. 30, 2017		1,426,153	(1)